FINANCIAL RESULTS, NET (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RESULTS, NET
Interests on borrowings	$ (386,126)	$ (173,837)	$ (167,520)
Remeasurement in borrowings	4,477	(135,137)	142,649
Foreign currency exchange gains (losses) on borrowings	(367,191)	2,220,302	(1,789,911)
Borrowings renegotiation results		2,853	(2,289)
Results from repurchase of Notes		605
Total financial results from borrowings	(748,840)	1,914,786	(1,817,071)
Fair value gains (losses) on financial assets at fair value through profit or loss	88,469	(59,723)	184,263
Other foreign currency exchange gains (losses)	39,855	246,837	(171,265)
Other interests, net	(63,399)	31,964	44,202
Other taxes and bank expenses	(107,611)	(153,433)	(72,582)
Financial expenses on pension benefits	(4,221)	(8,861)	(5,317)
Financial discounts on assets, debts and others	(25,911)	(36,340)	(20,847)
RECPAM	183,617	170,007	538,038
Total other financial results, net	110,799	190,451	496,492
Total financial results, net	$ (638,041)	$ 2,105,237	$ (1,320,579)